Acquisition of Lion Truck Body - Disclosure of fair value of assets acquired, liabilities assumed and consideration transferred as at acquisition date (Details) - Lion Truck Body Incorporated [Member]	Jul. 07, 2022 USD ($)
Disclosure Of Business Combinations Line Items
Purchase price	$ 240,000
less: Working capital adjustment	(152,873)
Cash purchase price	87,127
Accounts receivables	127,852
Inventory	786,688
Equipment	268,252
Right of use asset	448,512
Goodwill	250,832
Accounts payable	(83,562)
Lease liabilities	(433,512)
Deferred benefit of government assistance	(699,327)
Loans	(578,608)
Total	$ 87,127